Other current and non-current non-financial assets - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Disbursements For Exploration And Evaluation [Line Items]
Construction in progress	$ 2,478,218	$ 1,957,128
Exploration and evaluation assets
Disclosure Of Disbursements For Exploration And Evaluation [Line Items]
Construction in progress		$ 11,934	$ 14,787